Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS Multi-Asset Global Allocation Fund

(On or about July 29, 2019 the fund will be renamed DWS Multi-Asset Growth Allocation Fund)

	Shares	Value ($)
Equity - Equity Funds 44.8%
DWS Core Equity Fund "Institutional" (a)	329,709	8,348,237
DWS EAFE Equity Index Fund "Institutional" (a)	2,505,513	13,655,046
DWS Emerging Markets Equity Fund "Institutional" (a)	43,359	819,492
DWS European Equity Fund "Institutional" (a)	106,383	1,148,934
DWS Global Small Cap Fund "Institutional" (a)	49,146	1,355,449
DWS International Growth Fund "Institutional" (a)	250,699	8,237,955
DWS RREEF Global Infrastructure Fund "Institutional" (a)	53,239	798,058
DWS RREEF Real Estate Securities Fund "Institutional" (a)	74,110	1,635,610
Total Equity - Equity Funds (Cost $34,977,368)		35,998,781
Equity - Exchange-Traded Funds 6.4%
iShares MSCI Japan ETF	10,208	538,166
SPDR Bloomberg Barclays Convertible Securities ETF	60,570	3,061,208
SPDR S&P Emerging Asia Pacific ETF	16,960	1,583,216
Total Equity - Exchange-Traded Funds (Cost $5,351,019)		5,182,590
Fixed Income - Bond Funds 21.4%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	94,644	858,419
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	121,872	1,157,780
DWS ESG Global Bond Fund "S" (a)	162,155	1,477,234
DWS Global High Income Fund "Institutional" (a)	830,208	5,520,881
DWS GNMA Fund "Institutional" (a)	125,386	1,706,500
DWS High Income Fund "Institutional" (a)	73,144	338,658
DWS Short Duration Fund "S" (a)	288,018	2,494,236
DWS Total Return Bond Fund "Institutional" (a)	342,588	3,651,992
Total Fixed Income - Bond Funds (Cost $17,023,817)		17,205,700
Fixed Income - Exchange-Traded Funds 20.8%
iShares Core U.S. Aggregate Bond ETF	69,848	7,711,219
iShares JP Morgan USD Emerging Markets Bond ETF	36,730	4,036,260
iShares TIPS Bond ETF	14,914	1,719,137
iShares U.S. Treasury Bond ETF	125,400	3,216,510
Total Fixed Income - Exchange-Traded Funds (Cost $16,458,964)		16,683,126
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.5%
U.S. Treasury Bills:
2.366% *, 8/15/2019 (b)	800,000	796,301
2.462% *, 8/15/2019 (b)	400,000	398,151
Total Short-Term U.S. Treasury Obligations (Cost $1,194,006)		1,194,452
	Shares	Value ($)
Fixed Income - Money Market Fund 5.3%
DWS Central Cash Management Government Fund, 2.40% (a) (c) (Cost $4,222,354)	4,222,354	4,222,354
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,227,528)	100.2	80,487,003
Other Assets and Liabilities, Net	(0.2)	(180,668)
Net Assets	100.0	80,306,335

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliate Underlying DWS Funds during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Equity - Equity Funds 44.8%
DWS Core Equity Fund, “Institutional” (a)
3,324,419	5,752,334	55,100	21,973	(695,389)	31,104	311,230	329,709	8,348,237
DWS EAFE Equity Index Fund, “Institutional” (a)
17,253,234	1,546,886	2,831,900	(184,094)	(2,129,080)	465,305	1,081,580	2,505,513	13,655,046
DWS Emerging Markets Equity Fund, “Institutional” (a)
846,482	6,138	14,600	(1,558)	(16,970)	6,138	—	43,359	819,492
DWS European Equity Fund, “Institutional” (a)
3,368,092	61,948	1,927,850	67,551	(420,807)	61,948	—	106,383	1,148,934
DWS Global Small Cap Fund, “Institutional” (a)
2,668,614	306,655	863,700	(408,713)	(347,407)	—	306,655	49,146	1,355,449
DWS International Growth Fund, “Institutional” (a)
9,801,075	108,683	1,159,600	160,594	(672,797)	108,683	—	250,699	8,237,955
DWS RREEF Global Infrastructure Fund, “Institutional” (a)
—	789,021	—	—	9,037	2,621	—	53,239	798,058
DWS RREEF Real Estate Securities Fund, “Institutional” (a)
—	1,613,112	—	—	22,498	3,812	—	74,110	1,635,610
Fixed Income - Bond Funds 21.4%
DWS Emerging Markets Fixed Income Fund, “Institutional” (a)
808,371	26,621	14,700	(773)	38,900	26,621	—	94,644	858,419
DWS Enhanced Commodity Strategy Fund, “Institutional” (a)
2,132,054	217,352	858,800	(213,913)	(118,913)	217,352	—	121,872	1,157,780
DWS ESG Global Bond Fund, “S” (a)
1,444,278	29,991	25,800	(525)	29,290	29,991	—	162,155	1,477,234
DWS Global High Income Fund, “Institutional” (a)
5,425,204	262,846	96,200	(2,083)	(68,886)	210,377	51,733	830,208	5,520,881
DWS GNMA Fund, “Institutional” (a)
1,663,947	36,466	29,900	(432)	36,419	36,466	—	125,386	1,706,500
DWS High Income Fund, “Institutional” (a)
333,599	13,886	5,900	(138)	(2,789)	13,886	—	73,144	338,658
DWS Short Duration Fund, “S” (a)
2,458,479	54,662	44,600	(262)	25,957	54,662	—	288,018	2,494,236
DWS Total Return Bond Fund, “Institutional” (a)
2,696,475	907,468	48,000	(2,338)	98,387	84,568	—	342,588	3,651,992
Fixed Income - Money Market Fund 5.3%
DWS Central Cash Management Government Fund, 2.40% (a) (c)
3,290,187	17,392,586	16,460,419	—	—	33,641	—	4,222,354	4,222,354
57,514,510	29,126,655	24,437,069	(564,711)	(4,212,550)	1,387,175	1,751,198	9,672,527	57,426,835

* Annualized yield at the time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At May 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At May 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Emerging Market Index	USD	6/21/2019	16	836,837	800,160	(36,677)
S&P 500 E-Mini Index	USD	6/21/2019	72	9,960,079	9,909,360	(50,719)
Total unrealized depreciation						(87,396)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$35,998,781	$—	$—	$35,998,781
Equity - Exchange-Traded Funds	5,182,590	—	—	5,182,590
Fixed Income - Bond Funds	17,205,700	—	—	17,205,700
Fixed Income - Exchange-Traded Funds	16,683,126	—	—	16,683,126
Short-Term U.S. Treasury Obligations	—	1,194,452	—	1,194,452
Fixed Income - Money Market Fund	4,222,354	—	—	4,222,354
Total	$79,292,551	$1,194,452	$—	$80,487,003
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(87,396)	$—	$—	$(87,396)
Total	$(87,396)	$—	$—	$(87,396)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (87,396)